Asset Retirement Obligation Disclosure	12 Months Ended
Dec. 31, 2019
Notes
Asset Retirement Obligation Disclosure	10. Asset Retirement Obligation

Laws and regulations concerning environmental protection affect the Company’s oil and gas operations. Under current regulations, the Company is required to meet performance standards to minimize environmental impact from its activities and to perform site restoration and other closure activities. The Company’s provision for future site closure and reclamation costs is based on known requirements. The Company’s determination of the environmental rehabilitation provision arising from the property at December 31, 2019 was $4,042 (CAD $5,250) (2018 - $3,848 (CAD$5,250)). This estimate was based upon an undiscounted future costs of $3,724 (CAD$5,000), an annual inflation rate of 2% and risk free rate of 1.7%. The closure and reclamation expenditures are expected to be incurred in 2021.

	2019 $	2018 $
Opening balance	3,848	4,185
Foreign exchange	194	(337)
Ending balance	4,042	3,848